 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower – Suite 200
Washington, D.C.  20007-5118
 (Name and address of agent for service)

(202) 331-8055
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2016

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.  Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 10	$ 10	$ 10

Multifamily[1]	3.65%	Dec-2037	9,753	9,997	9,890
	3.75%	Aug-2048	4,065	4,061	4,088
	4.00%	Dec-2053	65,400	65,375	67,515
	4.79%	May-2053	4,865	5,131	5,345
	5.35%	Mar-2047	7,384	7,394	7,523
	5.55%	Aug-2042	8,012	8,015	8,167
	5.60%	Jun-2038	2,473	2,478	2,497
	5.65%	Oct-2038	1,922	1,954	1,921
	5.80%	Jan-2053	2,054	2,064	2,296
	5.87%	May-2044	1,790	1,789	1,918
	5.89%	Apr-2038	4,645	4,651	4,783
	6.02%	Jun-2035	4,501	4,502	4,545
	6.20%	Apr-2052	11,592	11,588	13,045
	6.40%	Aug-2046	3,821	3,824	4,283
	6.48%	Nov-2041	6,297	6,539	6,411
	6.60%	Jan-2050	3,378	3,409	3,845
	6.75%	Apr-2040 - Jul-2040	4,877	4,861	4,879
	7.20%	Oct-2039	2,856	2,861	2,859
	7.50%	Sep-2032	1,348	1,344	1,420
	7.93%	Apr-2042	2,690	2,690	2,804
			153,723	154,527	160,034
Total FHA Permanent Securities			$ 153,733	$ 154,537	$ 160,044

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Securities (29.5% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Committments[2]	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$ -	$ 7,213	$ 7,306	$ 7,749
	4.50%	Aug-2040	-	4,229	4,329	4,606
	5.50%	Jan-2033 - Jun-2037	-	3,684	3,672	4,133
	6.00%	Jan-2032 - Aug-2037	-	2,530	2,527	2,919
	6.50%	Jul-2028	-	61	61	72
	7.00%	Nov-2016 - Jan-2030	-	1,308	1,315	1,567
	7.50%	Nov-2017 - Aug-2030	-	724	732	862
	8.00%	Sep-2026 - Nov-2030	-	522	532	636
	8.50%	Jun-2022 - Aug-2027	-	501	505	583
	9.00%	Mar-2017 - Jun-2025	-	154	155	174
	9.50%	Sep-2021 - Sep-2030	-	48	49	56
			-	20,974	21,183	23,357

Multifamily[1]	1.73%	May-2042	-	4,452	4,463	4,436
	2.15%	May-2056	-	9,480	9,463	9,450
	2.18%	May-2039	-	10,332	10,421	10,351
	2.20%	Jun-2056	-	9,980	9,958	9,972
	2.25%	Dec-2048	-	13,525	13,405	13,492
	2.30%	Mar-2056	-	24,971	25,014	25,065
	2.30%	Mar-2056 - May-2056	-	29,904	29,690	29,976
	2.30%	Oct-2056	-	32,000	31,620	31,945
	2.31%	Nov-2051	-	7,076	7,078	6,923
	2.32%	Apr-2054	-	22,752	23,403	21,569
	2.35%	Dec-2040 - Nov-2056	-	38,491	39,060	37,801
	2.40%	Aug-2047	-	15,625	15,667	15,718
	2.43%	Nov-2038	-	20,000	20,098	20,172
	2.50%	Jul-2045 - Mar-2057	-	45,203	45,310	45,575
	2.53%	Jul-2038 - Feb-2040	-	34,618	35,145	35,142
	2.55%	Feb-2048	-	22,699	22,890	21,821
	2.60%	Apr-2048 - Apr-2056	-	34,884	35,089	35,374
	2.60%	Dec-2055	-	24,943	25,118	25,364
	2.70%	Jul-2056	-	16,943	17,156	17,168
	2.70%	Jan-2053	-	51,015	51,490	51,304
	2.72%	Feb-2044	-	1,828	1,888	1,849
	2.79%	Apr-2049	-	24,610	24,910	25,018
	2.82%	Apr-2050	-	1,500	1,537	1,526
	2.87%	Feb-2036 - Dec-2043	-	25,000	25,352	25,499
	2.89%	Mar-2046	-	32,000	32,255	32,618
	3.00%	Mar-2051	-	20,000	20,119	20,498
	3.05%	May-2044	-	45,500	45,851	46,721
	3.05%	May-2054	-	11,545	11,611	11,765
	3.06%	Aug-2040	-	8,383	8,617	8,456
	3.10%	Jan-2044	-	23,000	23,371	23,568
	3.13%	Nov-2040	-	1,086	1,117	1,095
	3.17%	Oct-2043	-	184	186	184
	3.19%	Jan-2049	-	17,025	17,762	17,653
	3.20%	Jul-2041 - Oct-2053	-	24,783	24,947	25,526
	3.24%	Apr-2051	-	5,280	5,366	5,558
	3.25%	Sep-2054	-	35,000	34,666	36,255
	3.26%	Feb-2038 - Nov-2043	-	29,594	29,850	30,492
	3.30%	May-2055	-	10,000	9,491	10,343
	3.33%	Jun-2043	-	15,000	15,564	15,593
	3.35%	Nov-2042 - Mar-2044	-	25,000	24,426	26,067
	3.37%	Dec-2046	-	19,200	19,495	20,075
	3.40%	Apr-2017 - Jul-2046	-	8,310	8,592	8,712
	3.49%	Mar-2042	-	28,000	29,217	29,066
	3.49%	Feb-2044	-	4,000	4,231	4,151
	3.50%	Feb-2051 - Jan-2054	-	31,363	31,188	32,972
	3.54%	Apr-2051	-	5,905	6,134	6,084
	3.55%	May-2042	-	10,000	10,183	10,581
	3.59%	Sep-2050	-	8,014	8,496	8,600
	3.60%	Sep-2041	-	10,000	10,713	10,368
	3.62%	Nov-2044	-	29,114	30,077	30,022
	3.67%	Oct-2043	-	319	321	319
	3.68%	Sep-2052	-	6,500	6,772	6,885

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Securities (29.5% of net assets)
Unfunded
Interest Rate	Maturity Date	Committments[2]	Face Amount	Amortized Cost	Value
	3.71%	Nov-2052		-	9,530	10,343	10,234
	3.74%	Sep-2046		-	10,000	10,814	10,275
	3.77%	Dec-2045		-	8,583	8,169	9,133
	3.81%	Nov-2053		-	54,171	54,793	57,328
	3.81%	Dec-2053		-	10,675	10,778	11,311
	3.85%	Oct-2054		-	31,405	31,566	33,816
	3.86%	Oct-2047		-	4,678	4,720	4,707
	3.90%	Apr-2055		-	16,826	17,496	18,212
	3.95%	Jun-2045 - Jul-2053		-	33,340	33,972	35,694
	3.99%	Sep-2043		-	10,756	11,217	10,969
	4.00%	May-2049		-	11,988	12,950	12,297
	4.01%	Apr-2046		-	10,000	10,033	10,728
	4.05%	Feb-2052		-	6,408	6,411	6,773
	4.15%	Apr-2053		-	68,004	69,309	72,646
	4.15%	Jun-2053		-	2,213	2,247	2,351
	4.24%	May-2041		-	5,300	5,617	5,354
	4.25%	Sep-2038			37,708	37,948	39,965
	4.42%	Feb-2031		-	31,232	31,372	32,929
	4.45%	Jun-2055		-	2,633	2,522	2,904
	4.63%	Sep-2037	[3]	-	1,500	1,461	1,522
	4.70%	Sep-2056		3,400	-	170	304
	4.86%	Jan-2053		-	41,249	41,546	44,240
	4.90%	Mar-2044	[3]	-	1,000	991	1,018
	4.94%	Jun-2046	[3]	-	3,645	3,649	3,648
	5.05%	Apr-2049	[3]	-	2,780	2,782	2,826
	5.15%	Dec-2050		-	15,296	15,146	17,113
	5.21%	Mar-2053		-	48,817	48,877	54,625
	5.25%	Apr-2037		-	19,750	19,743	21,681
	5.34%	Jul-2040		-	16,968	16,722	17,911
	5.55%	May-2049	[3]	-	10,115	10,115	10,322
				3,400	1,542,336	1,559,696	1,595,971

When Issued[4]	3.67%	Nov-2035		-	17,588	18,478	18,545
	4.05%	Dec-2053		-	59,302	64,194	64,896
	4.10%	Apr-2051		-	4,062	4,471	4,461
				-	80,952	87,143	87,902
Total Ginnie Mae Securities				$ 3,400	$ 1,644,262	$ 1,668,022	$ 1,707,230

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Fannie Mae Securities (32.6% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.68%	[5]	Mar-2037	$ 508	$ 502	$ 505
	0.73%	[5]	Jul-2043	17,630	17,500	17,371
	0.75%	[5]	Jun-2037	2,298	2,299	2,287
	0.78%	[5]	Mar-2043	15,049	15,012	14,862
	0.78%	[5]	Nov-2044	31,457	31,462	31,181
	0.81%	[5]	Nov-2042	10,072	10,076	9,935
	0.83%	[5]	Apr-2037 - Oct-2044	24,793	24,845	24,552
	0.89%	[5]	Oct-2042	8,292	8,334	8,226
	0.93%	[5]	Dec-2040	25,877	25,682	25,824
	0.93%	[5]	Feb-2042 - Feb-2043	26,655	26,673	26,577
	0.95%	[5]	Jun-2042	5,783	5,817	5,782
	0.98%	[5]	Mar-2042	13,811	13,838	13,768
	1.02%	[5]	Mar-2041	9,546	9,631	9,586
	1.03%	[5]	Mar-2042 - Oct-2043	19,468	19,541	19,504
	1.13%	[5]	Dec-2040	5,125	5,143	5,165
	2.07%	[5]	Nov-2033	2,918	2,920	3,020
	2.23%	[5]	Aug-2033	250	250	259
	2.25%	[5]	Apr-2034	1,670	1,716	1,749
	2.31%	[5]	Jul-2033	453	451	473
	2.34%	[5]	Sep-2035	1,010	1,006	1,061
	2.38%	[5]	May-2033	747	750	785
	2.46%	[5]	Aug-2033	1,929	1,926	2,032
	2.47%	[5]	Jul-2033 - Aug-2033	3,222	3,230	3,398
	2.50%	[5]	Nov-2034	1,510	1,552	1,580
	3.00%		Apr-2031 - Dec-2042	29,139	30,203	30,237
	3.50%		Oct-2026 - Jan-2046	104,235	108,556	109,748
	4.00%		Jun-2018 - Jan-2045	70,579	72,893	75,476
	4.50%		Mar-2018 - May-2044	88,452	92,331	96,150
	5.00%		Sep-2016 - Apr-2041	27,157	28,023	29,864
	5.50%		Jul-2017 - Jun-2038	14,575	14,627	16,315
	6.00%		Jan-2017 - Nov-2037	8,594	8,644	9,876
	6.50%		Nov-2016 - Jul-2036	1,726	1,765	1,979
	7.00%		Nov-2016 - May-2032	1,273	1,275	1,498
	7.50%		Nov-2016 - Sep-2031	443	445	516
	8.00%		Apr-2030 - May-2031	73	75	79
	8.50%		Dec-2021 - Apr-2031	55	56	61
	9.00%		May-2025	1	1	1
				576,375	589,050	601,282

Multifamily[1]	0.82%		Nov-2025	22,318	22,331	22,006
	0.88%		Nov-2022	22,815	22,828	22,580
	1.01%		Dec-2025	21,015	21,027	20,892
	1.07%		Jan-2023	18,134	18,145	18,104
	1.11%		Jan-2026	5,000	5,003	4,971
	1.28%		Jan-2023	29,974	29,949	29,948
	1.39%		Apr-2022	10,075	10,081	10,158
	2.21%		Dec-2022	31,750	31,775	32,272
	2.21%		Dec-2022	24,096	24,115	24,492
	2.24%		Dec-2022	31,766	31,791	32,339
	2.26%		Nov-2022	6,593	6,627	6,720
	2.48%		Jul-2021	45,000	45,132	46,661
	2.70%		Nov-2025	16,496	16,529	16,961
	2.80%		Mar-2018	3,951	4,032	4,029
	2.84%		Mar-2022	3,658	3,680	3,857
	2.85%		Mar-2022	33,000	33,104	34,858
	2.92%		Jan-2026	18,305	18,305	19,090
	2.99%		Jun-2025	2,750	2,766	2,883
	3.00%		Mar-2028	9,360	9,372	9,656
	3.02%		Jun-2027	4,126	4,149	4,314
	3.04%		Apr-2030	25,100	25,254	25,682
	3.05%		Apr-2030	28,800	28,856	29,468
	3.12%		Apr-2030	14,000	14,008	14,369
	3.18%		May-2035	12,228	12,476	12,547
	3.20%		Oct-2027	10,933	11,046	11,568
	3.21%		May-2030	7,398	7,591	7,643
	3.22%		Sep-2026	28,451	28,520	30,283
	3.25%		Nov-2027	10,935	11,047	11,616
	3.26%		Jan-2027	7,880	7,927	8,348
	3.31%		Oct-2027	16,320	16,617	17,395
	3.36%		Dec-2023 - Oct-2029	20,457	20,525	21,794
	3.40%		Oct-2026	3,130	3,159	3,368
	3.41%		Sep-2023	14,274	14,458	15,267
	3.42%		Apr-2035	5,555	5,677	5,818
	3.43%		Oct-2026	7,608	7,680	8,189
	3.46%		Dec-2023	3,500	3,520	3,793
	3.54%		Oct-2021	7,311	7,343	7,904
	3.61%		Sep-2023	6,681	6,765	7,223
	3.63%		Jul-2035	21,987	22,033	23,422
	3.66%		Jul-2021	113,090	113,186	122,299
	3.66%		Oct-2023	4,908	4,982	5,311
	3.77%		Dec-2033	10,500	10,795	11,180
3.84%	May-2018	7,140	7,409	7,421
3.87%	Sep-2023	2,576	2,655	2,813
4.00%	Sep-2021	15,519	15,531	16,387

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Fannie Mae Securities (32.6% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
4.03%	Oct-2021	7,028	7,034	7,732
4.06%	Oct-2025	24,760	24,872	27,234
4.15%	Jun-2021	9,154	9,166	10,077
	4.22%	Jul-2018	1,227	1,227	1,266
	4.25%	May-2021	4,198	4,198	4,621
	4.27%	Nov-2019	5,898	5,894	6,365
	4.32%	Nov-2019	2,914	2,912	3,148
	4.33%	Nov-2019 - Mar-2021	24,664	24,659	26,751
	4.38%	Apr-2020	10,008	10,016	10,910
	4.44%	May-2020	5,933	5,935	6,492
	4.49%	Jun-2021	965	971	1,070
	4.50%	Feb-2020	4,161	4,160	4,384
	4.52%	Nov-2019 - May-2021	7,070	7,099	7,776
	4.55%	Nov-2019	2,788	2,787	3,029
	4.56%	Jul-2019 - May-2021	8,292	8,306	8,989
	4.66%	Jul-2021	1,300	1,308	1,383
	4.68%	Jul-2019	12,877	12,862	13,946
	4.69%	Jan-2020 - Jun-2035	13,776	13,815	15,086
	4.71%	Mar-2021	5,782	5,821	6,443
	4.73%	Feb-2021	1,518	1,527	1,690
	4.80%	Jun-2019	2,103	2,101	2,280
	4.86%	May-2019	1,405	1,404	1,525
	4.89%	Nov-2019	861	863	944
	4.94%	Apr-2019	3,418	3,414	3,701
	5.00%	Jun-2019	1,836	1,835	1,998
	5.02%	Jun-2019	796	797	866
	5.04%	Jun-2019	1,818	1,817	1,980
	5.05%	Jun-2019 - Jul-2019	3,104	3,103	3,387
	5.08%	Apr-2021	40,000	40,003	44,814
	5.09%	Jun-2018	6,190	6,226	6,450
	5.11%	Jul-2019	848	851	926
	5.12%	Jul-2019	8,490	8,480	9,266
	5.13%	Jul-2019	862	861	944
	5.15%	Oct-2022	2,618	2,629	2,866
	5.25%	Jan-2020	6,650	6,654	7,357
	5.29%	May-2022	5,124	5,124	5,839
	5.30%	Aug-2029	6,146	6,036	6,961
	5.37%	Jun-2017 - Jan-2018	2,801	2,803	2,814
	5.45%	May-2033	2,666	2,675	2,828
	5.46%	Feb-2017	37,031	37,032	37,677
	5.47%	Aug-2024	8,075	8,108	8,890
	5.52%	Mar-2018	573	576	595
	5.59%	May-2017	6,499	6,498	6,518
	5.60%	Feb-2018 - Jan-2024	10,412	10,413	11,800
	5.63%	Dec-2019	5,460	5,472	5,776
	5.69%	Jun-2041	4,753	4,890	5,400
	5.75%	Jun-2041	2,304	2,381	2,615
	5.86%	Dec-2016	35	35	35
	5.91%	Mar-2037	1,895	1,932	2,144
	5.92%	Dec-2016	23	23	23
	5.96%	Jan-2029	368	369	402
	6.03%	Jun-2017 - Jun-2036	4,719	4,764	4,778
	6.06%	Jul-2034	8,973	9,166	9,895
	6.11%	Aug-2017	3,385	3,385	3,521
	6.13%	Dec-2016	305	305	311
	6.14%	Sep-2033	277	290	301
	6.15%	Jul-2019	32,043	32,044	35,257
	6.15%	Jan-2023 - Oct-2032	6,777	6,810	6,963
	6.22%	Aug-2032	1,592	1,615	1,674
	6.23%	Sep-2034	1,310	1,351	1,455
	6.28%	Nov-2028	2,592	2,690	2,822
	6.35%	Aug-2032	9,722	9,745	10,242
	6.38%	Jul-2021	5,181	5,191	6,035
	6.39%	Apr-2019	851	850	854
	6.52%	May-2029	4,789	5,054	5,310
	6.63%	Apr-2019	1,933	1,933	1,939
	6.80%	Jul-2016	44	44	45
	7.07%	Feb-2031	14,503	14,598	14,544
	7.18%	Aug-2016	35	35	36
	7.20%	Aug-2029	794	784	796
	7.75%	Dec-2024	1,354	1,354	1,359
	8.40%	Jul-2023	331	328	332
	8.50%	Nov-2019	1,760	1,802	1,977
			1,199,210	1,203,913	1,266,358

When Issued[4]	2.92%	Apr-2028	15,950	16,129	16,363
Total Fannie Mae Securities			$ 1,791,535	$ 1,809,092	$ 1,884,003

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Freddie Mac Securities (13.9% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.74%	[5]	Feb-2036	$ 2,267	$ 2,267	$ 2,268
	0.77%	[5]	May-2037	409	409	407
	0.79%	[5]	Apr-2036 - Mar-2045	39,709	39,739	39,398
	0.84%	[5]	Aug-2043	7,415	7,410	7,361
	0.92%	[5]	Oct-2040	6,518	6,511	6,512
	0.94%	[5]	Oct-2040 - Jun-2044	59,230	59,248	59,110
	0.99%	[5]	Nov-2040	7,446	7,526	7,447
	1.11%	[5]	Aug-2037	6,171	6,259	6,227
	2.47%	[5]	Jun-2033	546	545	576
	2.48%	[5]	Oct-2033	1,285	1,274	1,362
	2.52%	[5]	Jul-2035	293	293	309
	3.00%		Aug-2042 - Nov-2043	95,957	98,343	98,520
	3.50%		Jan-2026 - Nov-2045	180,586	186,319	189,615
	4.00%		Aug-2020 - Mar-2045	131,084	138,314	140,076
	4.50%		Aug-2018 - Dec-2044	93,130	98,166	101,502
	5.00%		Jan-2019 - Mar-2041	17,620	17,892	19,078
	5.50%		Oct-2017 - Jul-2038	7,538	7,493	8,455
	6.00%		Aug-2016 - Feb-2038	7,540	7,636	8,650
	6.50%		Apr-2028 - Nov-2037	1,220	1,233	1,428
	7.00%		Apr-2028 - Mar-2030	73	68	88
	7.50%		Aug-2029 - Apr-2031	74	71	88
	8.00%		Aug-2017 - Feb-2030	19	18	22
	8.50%		Nov-2018 - Jan-2025	92	92	108
	9.00%		Mar-2025	58	58	69
				666,280	687,184	698,676

Multifamily[1]	1.09%		Jan-2023	25,000	25,000	25,000
	1.13%		Sep-2022	44,965	44,887	45,097
	1.14%		Nov-2022	35,000	35,000	35,108
	2.95%		Jan-2018	1,480	1,456	1,525
				106,445	106,343	106,730
Total Freddie Mac Securities				$ 772,725	$ 793,527	$ 805,406

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.4% of net assets)

		Interest Rates[6]
	Issuer	Permanent	Construction	Maturity Date		Face Amount	Amortized Cost	Value

Multifamily[1]	MassHousing	-	3.45%	Oct-2017	[7]	$ 32,392	$ 32,230	$ 32,320
	MassHousing	-	3.45%	Oct-2017	[7]	13,891	13,892	13,845
	NYC Housing Development Corp	2.95%	-	Nov-2045		5,000	5,000	5,167
	NYC Housing Development Corp	3.75%	-	May-2035 - Nov-2035		5,980	5,980	6,137
	MassHousing	4.00%	-	Dec-2028		5,000	5,103	5,226
	NYC Housing Development Corp	4.04%	-	Nov-2032		1,305	1,305	1,318
	MassHousing	4.13%	-	Dec-2036		5,000	5,000	5,090
	MassHousing	4.20%	-	Dec-2039		8,305	8,305	8,454
	NYC Housing Development Corp	4.25%	-	Nov-2025		1,150	1,150	1,231
	NYC Housing Development Corp	4.29%	-	Nov-2037		1,190	1,190	1,203
	NYC Housing Development Corp	4.40%	-	Nov-2024		4,120	4,120	4,411
	NYC Housing Development Corp	4.44%	-	Nov-2041		1,120	1,120	1,145
	NYC Housing Development Corp	4.49%	-	Nov-2044		1,000	1,000	1,024
	NYC Housing Development Corp	4.50%	-	Nov-2030		1,680	1,682	1,813
	MassHousing	4.50%	-	Dec-2056		45,000	45,000	46,020
	NYC Housing Development Corp	4.60%	-	Nov-2030		4,665	4,665	5,049
	NYC Housing Development Corp	4.70%	-	Nov-2035		1,685	1,685	1,824
	NYC Housing Development Corp	4.78%	-	Aug-2026		12,500	12,504	13,114
	NYC Housing Development Corp	4.80%	-	Nov-2040		2,860	2,862	3,061
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		8,800	8,800	9,515
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		13,680	13,682	14,716
	MassHousing	5.55%	-	Nov-2039		5,000	4,980	5,590
	MassHousing	5.69%	-	Nov-2018		2,755	2,756	2,799
	MassHousing	5.70%	-	Jun-2040		13,515	13,516	14,115
	MassHousing	6.42%	-	Nov-2039		22,000	22,000	23,600
	MassHousing	6.50%	-	Dec-2039		700	702	728
	MassHousing	6.58%	-	Dec-2039		11,385	11,387	11,851
	MassHousing	6.70%	-	Jun-2040		11,080	11,080	11,887
Total State Housing Finance Agency Securities						$ 242,758	$ 242,696	$ 252,253

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[6]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Direct Loans[1]
Harry Silver Housing Company, Inc.	-	2.70%	Oct-2016	$ -	$ 5,197	$ 5,201	$ 5,187
Harry Silver Housing Company, Inc.	-	2.70%	Oct-2016	2,803	-	-	(6)
				2,803	5,197	5,201	5,181
Privately Insured Construction/Permanent Mortgages[1,8]
IL Housing Development Authority	5.40%	-	Mar-2047	-	8,265	8,267	8,130
IL Housing Development Authority	6.20%	-	Dec-2047	-	3,121	3,132	3,113
IL Housing Development Authority	6.40%		Nov-2048	-	942	954	933
				-	12,328	12,353	12,176
Total Other Multifamily Investments				$ 2,803	$ 17,525	$ 17,554	$ 17,357

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.2% of net assets)

	Interest Rates[6]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily[1]	3.10%	3.10%	Apr-2055	$ 691	$ 4,375	$ 4,375	$ 4,494
	3.30%	3.30%	Jul-2057	17,548	8,379	9,164	8,994
	3.50%	3.50%	Mar-2057 - Apr-2057	33,660	15,178	16,870	17,705
	3.53%	3.53%	Jun-2042	18,300	-	675	812
	3.55%	3.55%	Apr-2057	28,206	13,424	14,580	14,673
	3.60%	3.60%	Jun-2057	7,976	6,339	6,918	7,135
	3.62%	3.62%	Dec-2057	11,212	18,538	19,136	20,659
	3.66%	3.66%	Jul-2058	21,500	-	269	348
	3.68%	3.68%	Jun-2057	19,833	7,922	8,761	9,945
	3.68%	3.68%	Aug-2057	14,822	-	371	936
	3.85%	6.25%	Jan-2056	1,087	32,313	32,659	35,451
	4.09%	4.09%	Feb-2056	2,712	55,372	56,256	61,081
Total Ginnie Mae Construction Securities				$ 177,547	$ 161,840	$ 170,034	$ 182,233

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,175	$ 10,279
Deutsche Bank	2.94%	Jan-2046	19,070	19,562	19,681
Nomura	3.19%	Mar-2046	20,000	20,423	20,751
JP Morgan	3.48%	Jun-2045	10,000	10,492	10,666
Citigroup	3.62%	Jul-2047	8,000	8,223	8,525
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,313	2,432
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,141	5,410
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,139	5,404
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,139	5,466
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,555	21,843
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,192	7,499
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,192	7,805
Deutsche Bank	5.00%	Nov-2046	18,990	19,463	21,425
Total Commercial Mortgage Backed Securities			$ 137,135	$ 141,009	$ 147,186

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

United States Treasury Securities (10.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	Feb-2026	$ 70,000	$ 68,407	$ 68,983
2.00%	Aug-2025	45,000	44,278	45,865
2.13%	May-2025	85,000	83,412	87,626
2.25%	Nov-2024	65,000	67,098	67,768
2.25%	Nov-2025	60,000	61,235	62,445
2.38%	Aug-2024	90,000	90,479	94,781
2.50%	May-2024	50,000	49,656	53,168
2.75%	Nov-2023	20,000	19,691	21,663
2.75%	Feb-2024	25,000	24,990	27,070
2.88%	Aug-2045	10,000	10,265	10,519
3.13%	Aug-2044	55,000	56,795	60,860
Total United States Treasury Securities		$ 575,000	$ 576,306	$ 600,748

Total Fixed-Income Investments		$ 5,496,513	$ 5,572,777	$ 5,756,460

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.5% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.[9]	1,000	$ 1	$ -	$ 40
Total Equity Investment	1,000	$ 1	$ -	$ 40

Schedule of Portfolio Investments

March 31, 2016 (Dollars in thousands; unaudited)

Short-Term Investments (2.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.23%	Apr-2016	121,247	121,247	121,247
Total Short-Term Investments			$ 121,247	$ 121,247	$ 121,247

Total Investments			$ 5,617,761	$ 5,694,025	$5,877,747

Schedule of Portfolio Investments

March 31, 2016, unaudited

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $183.8 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by deal, but generally fund over a zero- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

5	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

6	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

7	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing
(a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017.
The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

8	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

9	The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT.
Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund
of the U.S. Department of Treasury. The fair value of the HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
 As of March 31, 2016

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company.  The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT's Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.  HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month.  Following is a description of the valuation techniques applied to the HIT's major categories of assets and liabilities measured at fair value on a recurring basis.

Portfolio securities for which market quotations are readily available (e.g., U.S. Treasury securities, government-sponsored enterprise debt securities, single family mortgage-backed securities, and state housing finance agency securities) are valued by using independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities.  For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer supplied prices.  For government-sponsored debt enterprise securities and single family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields, and conditional prepayment rates, as well as dealer supplied prices.  For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (e.g., multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT's Board of Trustees using dealer quotes and discounted cash flow models.  The respective cash flow models utilize inputs from matrix pricing which may consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.  The market-based discount rate is composed of a risk-free yield (e.g., a U.S. Treasury note) adjusted for an appropriate risk premium.  The risk premium reflects premiums in the marketplace over the yield on a risk-free benchmark (e.g., US Treasury securities) of comparable risk and average life to the investment being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality.  On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.  The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available.  In accordance with the procedures adopted by the HIT's Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments would be appropriate based on any material impact on value arising from specific facts and circumstances of the investment (e.g., prepayment speed).  All such proposed adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using a dealer quote and/or independent pricing services.  Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, and market color.

Real estate mortgage investment conduits are valued using a dealer quote and/or independent pricing services.  Pricing services generally base prices on a single cash flow model or an option-adjusted spread model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speeds.

The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT.  The shares of Building America are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT's Board of Trustees, which approximates Building America's carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities.  Level 1 values are based on quoted prices in active markets for identical securities.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets.  Level 3 values are based on significant unobservable inputs that reflect the HIT's determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT's valuation levels as of March 31, 2016:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities
Multifamily	$ -	$ 160,034	$ -	$ 160,034
Single Family	-	-	10	10
Total FHA Permanent Securities	-	160,034	10	160,044
Ginnie Mae Securities	-	1,619,328	-	1,619,328
Ginnie Mae Construction Securities	-	182,233	-	182,233
Fannie Mae Securities	-	1,867,640	-	1,867,640
Freddie Mac Securities	-	805,406	-	805,406
Commercial Mortgage-Backed Securities	-	147,186	-	147,186
State Housing Finance Agency Securities	-	252,253	-	252,253
Other Multifamily Investments
Direct Loans	-	-	5,181	5,181
Privately Insured Construction/Permanent Mortgages	-	12,176	-	12,176
Total Other Multifamily Investments	-	12,176	5,181	17,357
United States Treasury Securities	-	600,748	-	600,748
Equity Investments	-	-	40	40
Short-Term Investments	121,247	-	-	121,247
Other Financial Instruments*	-	104,265	-	104,265
Total Investment	$ 121,247	$ 5,751,269	$ 5,231	$5,877,747

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT's Level 3 investment securities and related transactions for the period ended March 31, 2016.

Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2015	$10	$5,180	$(5)	$5,185
Total Unrealized Gain(Loss)(a)	-	1	45	46
Paydowns	-	-	-	-
Ending balance, 3/31/2016	$10	$5,181	$40	$5,231

(a)	Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2016 totaled $(1,000).

Level 3 securities primarily consist of two Direct Loans (Other Multifamily Investments) which were fair valued, in accordance with Trust policies, near par at March 31, 2016, due to: a coupon rate of 2.70%, low loan-to-value estimates, and remaining expected maturities of 7 months or less.  The HIT's policy is to recognize transfers between levels at the beginning of the reporting period.  For the year ended March 31, 2016, there were no transfers between levels.

Federal Income Taxes

At March 31, 2016, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $5,694,025,000.  Net unrealized gains aggregated $183,722,000 at period-end, of which $195,679,000 related to appreciated investments and $11,957,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)	There was no change in the HIT's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title:   Chief Executive Officer

Date:  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 31, 2016

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 31, 2016